INTANGIBLE ASSETS, NET - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Impairment	$ (5,166)	$ (922)	$ (5,568)
IP right
Finite-Lived Intangible Assets [Line Items]
Impairment	$ (5,054)	$ 0